Background Information (Details Narrative) - shares	Nov. 13, 2015	Oct. 05, 2015	Apr. 30, 2018	Jan. 31, 2018	Jan. 31, 2017
Description of reverse stock split

Each shareholder received one share in the Nevada corporation for every 50 shares they held in the Florida corporation. Fractional shares were rounded up to the nearest whole share, and each shareholder received at least five shares.

Common stock, authorized		480,000,000	480,000,000	480,000,000	480,000,000
Preferred stock, authorized		20,000,000	20,000,000	20,000,000	20,000,000
Series E Preferred Stock [Member]
Preferred stock, authorized	1,000,000
Series E Preferred Stock [Member] | Boxcar Transportation Company ("Boxcar") [Member]
Number of common shares issued	86,990